Basis of presentation	12 Months Ended
Sep. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of presentation
Basis of preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The accounting policies were consistently applied to all periods presented.
The Company’s consolidated financial statements for the years ended September 30, 2018 and 2017 were authorized for issue by the Board of Directors on November 6, 2018.